Convertible Debt - Schedule of Loan Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Change in fair value	$ 1,200,541	$ (836,595)
Repayment of loans	(62,651)	(79,441)
Convertible Debt [Member] | Loan [Member]
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Beginning Balance	10,336,003	8,741,996
Accrued interest	601,637	1,162,773
Interest paid	(360,040)	(591,170)
Change in fair value	(1,200,541)	836,595
Foreign exchange	(302,246)	185,809
Repayment of loans	(9,074,813)
Ending Balance	$ 0	$ 10,336,003